PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
Property, Plant and Equipment
	As of December 31,
	2015	2016

Computers and other electronic equipment	$784	$989
Furniture and fixtures	15	6
Leasehold improvements	34	35
Motor vehicles	14	13

	847	1,043

Less: accumulated depreciation	(548)	(622)

	$299	$421